Note 1 - Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2014
Disclosure Text Block [Abstract]
Business Description and Basis of Presentation [Text Block]
1.	Basis of Presentation and General Information

Euroseas Ltd. was formed on May 5, 2005 under the laws of the Republic of the Marshall Islands to consolidate the beneficial owners of the ship-owning companies in existence at that time. Euroseas Ltd., through its wholly owned vessel-owning subsidiaries (collectively the “Company”), is engaged in the ocean transportation of drybulk commodities and containers through ownership and operation of drybulk vessels and containerships.

The operations of the vessels are managed by Eurobulk Ltd. (the “Management Company”), a corporation controlled by members of the Pittas family.  The Pittas family is the controlling shareholder of Friends Investment Company Inc. which owns 30.1% of the Company’s shares as of June 30, 2014.

The Management Company has an office in Greece located at 4 Messogiou & Evropis Street, Maroussi, Greece; it provides the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services, as well as executive management services, in consideration for fixed and variable fees (see Note 4).

The accompanying consolidated unaudited condensed financial statements include the accounts of Euroseas Ltd., and its wholly owned vessel-owning subsidiaries as noted in Note 1 to the consolidated financial statements for the year ended December 31, 2013.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP) for interim financial information. Accordingly, they do not include all the information and notes required by US GAAP for complete financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six months period ended June 30, 2014 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2014.